Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income [Abstract]
Government grants	$ 1,470		$ 2,052
Others	3,857	1,466	1,986
Total	$ 5,327	$ 1,466	$ 4,038